Apr. 20, 2016
VanEck Vectors Short High-Yield Municipal Index ETF
VanEck Vectors Short High-Yield Municipal Index ETF

Supplement dated April 20, 2016 to the

Prospectus, Summary Prospectuses, and Statement of Additional Information

Dated September 1, 2015, as amended and restated on February 1, 2016 (as supplemented) of

Market Vectors ETF Trust

This Supplement updates certain information contained in the above-dated Prospectus, Summary Prospectuses, and Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors AMT-Free Long Municipal Index ETF, Market Vectors AMT-Free Short Municipal Index ETF, Market Vectors Pre-Refunded Municipal Index ETF and Market Vectors Short High-Yield Municipal Index ETF (the “Fund”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus, Summary Prospectuses, and Statement of Additional Information and free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective May 1, 2016, the number of shares per Creation Unit for the Market Vectors AMT-Free Long Municipal Index ETF, Market Vectors AMT-Free Short Municipal Index ETF, Market Vectors Pre-Refunded Municipal Index ETF and Market Vectors Short High-Yield Municipal Index ETF will change from 100,000 to 50,000. Accordingly, any reference in the Prospectus, Summary Prospectuses, or Statement of Additional Information to the size of the Funds’ Creation Units will be changed from 100,000 to 50,000.

Please retain this supplement for future reference.